OTHER LONG-TERM RECEIVABLES AND INVESTMENT (Details) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended			12 Months Ended
	Jun. 21, 2007	Feb. 21, 2006	Jul. 22, 2004	Dec. 31, 2013	Dec. 31, 2012
OTHER LONG-TERM RECEIVABLES AND INVESTMENT [Abstract]
Deposits on leased vehicle and other (see also Note 8B(2))				$ 7	$ 22
Loan to former subsidiary (Scanmaster) (see Note 1)				80	103
Investment				[1]	61	[1]
Other long-term receivables and investment				$ 87	$ 186
Debt conversion, shares issued	1,492,063	6,000,000	197,217
Percentage of MCL shares held				2.50%

[1]	On July 22, 2004, the Company converted a convertible loan that had been granted to Micro Components Ltd. ("MCL") into 197,217 ordinary shares of MCL. As of December 31, 2013 the Company holds 2.5% of MCL's ordinary shares. In 2013 the Company recognized full impairment of the investment.